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                           THE FULCRUM TRUST (THE "TRUST")

                        SUPPLEMENT EFFECTIVE AUGUST 18, 1999
                                  TO THE PROSPECTUS
                                  DATED MAY 1, 1999


                     --------------------------------------------

We regret to report that Bruce B. Bee, President of Bee & Associates Incorporated ("Bee & Associates"), the Portfolio Manager for the International Growth Portfolio, has recently passed away. The Board of Trustees of the Trust has approved the continuation of the Trust's Portfolio Manager Agreement with Bee & Associates. Shareholder approval of the continuance of that agreement will likely be required.

The following information replaces the information regarding Mr. Bee in the section entitled "International Growth Portfolio" in the table on page 19 of the
Prospectus:

Name and Title of Individual         Managed Portfolio        Business Experience
    Portfolio Manager(s)                   Since              for the Past Five Years
    --------------------                   -----              -----------------------
Edward N. McMillan, President              1999               Mr. McMillan has served as
and Managing Director                                         President of Bee & Associates
                                                              since July 1999; prior to joining
                                                              Bee & Associates in 1993
                                                              as a Principal, he was President
                                                              and Chief Executive Officer of
                                                              First Boston Asset Management.

Adam D. Schor, Chief                       1999               Mr. Schor has served as Chief
Investment Officer and                                        Investment Officer of Bee &
Managing Director                                             Associates since July 1999
                                                              having joined the firm as a
                                                              Principal in 1997; he previously
                                                              was with Harris Associates and
                                                              served as portfolio manager of
                                                              the Oakmark International Small
                                                              Cap Fund and as an analyst for
                                                              the Oakmark International Fund.

Jason P. Yee, Managing Director            1999               Mr. Yee has served as a Principal
                                                              of Bee & Associates since July
                                                              1999; he joined the firm in 1996
                                                              from Janus Capital Corporation
                                                              where he served as an equity
                                                              research analyst.